Expenses by nature and function (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 81,571	$ 34,358
Technology And Development [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	25,021	12,989
Marketing [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	16,619	4,831
Customer Service And Operations [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	15,870	6,185
General And Administration [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Expenses, by nature	$ 24,061	$ 10,353